497(e)
                                                                      333-153809

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AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 27, 2009 TO THE CURRENT PROSPECTUS FOR EQUI-VEST(R) 201

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This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information, (together the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The following information is added to the state table in "Appendix I: State contract availability and/or variations of certain features and benefits" of the Prospectus.


----------------------------------------------------------------------------------------------------------------------------------
State           Features and benefits         Contract type        Availability or variation
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA      See "Your right to cancel     All contract types   If you reside in the state of California and you are age 60
                within a certain number of                         or older at the time the contract is issued, you may return
                days" in "Contract features                        your variable annuity contract within 30 days from the date
                and benefits."                                     that you receive it and receive a refund as described
                                                                   below.

                                                                   If you allocate your entire initial contribution to the
                                                                   EQ/Money Market option (and/or guaranteed interest option), the amount of your refund will be equal to your
                                                                   contribution less interest, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than
                                                                   your initial contribution. If you allocate any portion of
                                                                   your initial contribution to the variable investment
                                                                   options (other than the EQ/Money Market option) and/or
                                                                   fixed maturity options, your refund will be equal to your
                                                                   account value on the date we receive your request to cancel at our processing office.
----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS        See "Selecting an annuity     All contract types   You can choose the date annuity payments are to begin, but
                payout option" in the                              it may not be earlier than 12 months from the EQUI-VEST(R)
                "Your annuity payout                               contract date.
                options" section under
                "Accessing your money"
----------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS   See "Disability, terminal     All contract types   The disability, terminal illness or confinement to a
                illness or confinement to                          nursing home withdrawal charge waiver is not available.
                nursing home" in the
                "Charges under the
                contracts" section under
                "Charges and expenses"

                See "Annual administrative                         We do not deduct amounts from the guaranteed interest
                charge" in the "Charges                            option for the Annual administrative charge.
                under the contract" section
                under "Charges and
                expenses"
----------------------------------------------------------------------------------------------------------------------------------

888-569 (8/09)                                                   142545 (8/09)
EV201/NB                                                                x02799

----------------------------------------------------------------------------------------------------------------------------------
State          Features and benefits        Contract type        Availability or variation
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK       See "Selecting an annuity    TSA contracts        In the fifth paragraph in this section, the second line in
               payout option" in the                             the paragraph "(1) the amount applied to purchase the
               "Your annuity payout                              annuity;" is deleted in its entirety and replaced with the
               options" section under                            following:
               "Accessing your money"
                                                                 (1) The amount applied to provide the annuity will be: (a)
                                                                 the account value for any life annuity form or (b) the cash value for any period certain annuity form except that, if the period certain is more than five years, the amount applied will be no less than 95% of the account value.

               See "Charges under the                            We do not deduct amounts from the guaranteed interest option
               contracts" under "Charges                         for the Annual administrative charge or Charge for
               and expenses"                                     third-party transfer or exchange.
----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA   See "Loans" in "Accessing    All contract types   Taking a loan in excess of the Internal Revenue Code limits
               your money"                                       may result in adverse tax consequences. Please consult your tax adviser before taking a loan that exceeds the Internal
                                                                 Revenue Code limits.

               See "Withdrawal charge"                           The withdrawal charge waiver does not apply on the
               and "Disability, terminal                         transaction date of each contribution received nor until
               illness, or confinement to                        twelve months thereafter with respect to the Social Security
               nursing home" in the                              Disability Waiver, the Terminal Illness Waiver, or if the
               "Charges under the                                owner is confined to a nursing home.
               contracts" section under
               "Charges and expenses"
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VERMONT        See "Loans" under            All contract types   Taking a loan in excess of Internal Revenue Code limits may
               "Accessing your money"                            result in adverse tax consequences. Please consult your tax adviser before taking a loan that exceeds the Internal
                                                                 Revenue Code limits.
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WASHINGTON     See "Annual administrative   TSA contracts        We do not deduct amounts from the guaranteed interest option
               charge" in the "Charges                           for the Annual administrative charge.
               under the contract" section
               under "Charges and
               expenses"
----------------------------------------------------------------------------------------------------------------------------------



        EQUI-VEST(R) is a registered service mark of AXA Equitable Life
                               Insurance Company.
                 Distributed by its affiliate AXA Advisors, LLC,
                1290 Avenue of the Americas, New York, NY 10104.
                      Copyright 2009. All rights reserved.

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

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